Retirement Plan (Narrative) (Details) $ in Millions	12 Months Ended
	Sep. 26, 2015 USD ($) Location	Sep. 27, 2014 USD ($)	Sep. 28, 2013 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan expense	$ 7	$ 8	$ 7
Amount expected to be amortized from accumulated other comprehensive income (loss)	(2)
Net unrealized losses in accumulated other comprehensive loss	$ (45)
Assumed health care cost trend rate	7.00%
Plan assets	$ 142	154
Number of defined contribution plans | Location	2
10 1/4% Senior Subordinated Notes
Defined Benefit Plan Disclosure [Line Items]
Plan assets	$ 17
Defined Benefit Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Plan assets	$ 142	$ 154	$ 141
Number of defined benefit plans | Location	4